Summary of Significant Accounting Policies - Summary of Components Excluded from Computation of Diluted Net Loss Per Share (Detail)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Options [Member]	Dec. 31, 2013 Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities			1,625,476
Dilutive securities	1,625,476